MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
Disclosure of material accounting policies [Abstract]
Basis of presentation [Policy Text Block]

a) Basis of presentation

The consolidated financial statements of the Company and its subsidiaries have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board.

These consolidated financial statements have been prepared in accordance with the material accounting policies presented below and are based on the IFRS issued and effective as of December 31, 2024. The consolidated financial statements have been prepared under the historical cost convention, except for certain financial assets and financial liabilities measured at fair value.

The preparation of these consolidated financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company's accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in note 3.

These consolidated financial statements include the accounts of the Company and its subsidiaries. Subsidiaries are entities over which the Company has control. The Company controls an entity where the group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. All subsidiaries are wholly-owned and fully consolidated from the date on which control is transferred to the group.

Inter-company transactions and balances between the Company and its subsidiaries and between the Company's subsidiaries are eliminated. When necessary, amounts reported by subsidiaries have been adjusted to conform to the Company's accounting policies.

These consolidated financial statements were authorized for issue by the Company's Board of Directors on March 26, 2025.

Business combinations [Policy Text Block]

b) Business combinations

Transactions whereby the assets acquired and liabilities assumed constitute a business are accounted for as a business combination. A business is defined as an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing goods or services to customers, generating investment income, or generating other income from ordinary activities.

Business combinations in which the Company is identified as the acquirer are accounted for using the acquisition method of accounting, whereby identifiable assets acquired, and liabilities assumed are recognized at their fair values at the acquisition date.

The acquisition date is the date at which the Company attains control over the acquiree, which is generally the date that consideration is transferred, and the Company acquires the assets and assumes the liabilities of the acquiree. It generally requires time to obtain the information necessary to identify and measure the assets acquired and liabilities assumed as of the acquisition date. If the initial accounting for a business combination is incomplete by the end of the reporting period in which the business combination occurs, the Company reports in its consolidated financial statements provisional amounts for the items for which the fair value measurement is incomplete. During the period after the acquisition date and the time the Company receives the relevant information it was seeking about facts and circumstances that existed as of the acquisition date or learns that more information is not obtainable (the "measurement period"), the Company will retrospectively adjust the provisional amounts recognized at the acquisition date to reflect new relevant information obtained about facts and circumstances that existed as of the acquisition date and, if known, would have affected the measurement of the amounts recognized as of that date, including recognizing additional assets or liabilities. The measurement period does not exceed one year from the acquisition date.

The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company, the liabilities incurred and payable by the Company to former owners of the acquiree and the equity interests issued by the Company. Acquisition related costs, other than costs to issue debt or equity securities of the Company, are expensed as incurred.

Foreign currency translation [Policy Text Block]

c) Foreign currency translation

Items included in the financial statements of each of the Company's subsidiaries are measured using the currency of the primary economic environment in which the entity operates ("the functional currency"). The consolidated financial statements are presented in United States dollars ("US dollar").

Foreign exchange gains and losses are presented in the consolidated statements of loss and comprehensive loss within other Gain (loss).

The results and financial position of the parent company, which has a functional currency different from the presentation currency are translated into the presentation currency as follows:

• Assets and liabilities are translated at the closing rate at the date of the consolidated statement of financial position. Share capital amounts are translated at the same rate, except for common shares issuance in US dollars and resulting differences are reported as presentation currency translation difference in the consolidated statements of changes in equity;

• Revenue and expenses are translated at the average exchange rates, unless there is significant fluctuation in the exchange rates. In that case revenue and expenses are translated at the exchange rate at the date of transaction, except depreciation, depletion, and amortization, which are translated at the exchange rates applicable to the related assets; Reserve items are also translated at the average exchange rates.

• All resulting exchange differences are recognized in other comprehensive income (loss).

Cash and cash equivalents [Policy Text Block]

d) Cash and cash equivalents

Cash and cash equivalents include cash on hand and other short-term, highly liquid investments with maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. Restricted cash is cash held in a bank account that is not available for the Company's general use.

Inventories [Policy Text Block]

e) Inventories

Inventories are stated at the lower of weighted average cost and the net realizable value (“NRV”). For work-in-process and finished goods inventories, the NRV is determined by using the estimated gold price at the time of sale less remaining cost of completion to bring the inventory into saleable form. Work-in-process inventory includes ore in the leaching process, stockpiled ore at mining operations, and gold in carbon. Finished goods include gold in doré or bullion. For work-in-process and finished goods inventories, cost includes all direct costs incurred in production, including direct labor and materials, freight, depreciation and amortization of plant and equipment used in the production process, depletion of mineral properties and directly attributable overhead costs. If the NRV is lower than the expected cost of the finished product, the inventory is written down to the NRV in the same period. The write down may be reversed in future periods if circumstances change. Cost of materials and supplies inventory includes acquisition, freight, and other directly attributable costs.

Inventory that the Company does not expect to process in the 12 months following the statement of financial position date are classified as non-current. The NRV of the non-current portion of inventories are calculated based on the estimated price at the time of sale less remaining costs to completion to convert the inventories into saleable form discounted over the planned processing timeframe.

Mineral properties, plant and equipment [Policy Text Block]

f) Mineral properties, plant and equipment

i) Plant and equipment

Plant and equipment are recorded at cost less accumulated depreciation and impairment charges. The initial cost of an asset consists of its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, and the initial estimate of any reclamation obligation. The cost of buildings, mobile equipment, and plant and processing equipment used in the Company's mining operations are amortized on either a straight-line basis over the estimated useful life of the related asset or on a unit-of-production basis over estimated proven and probable reserves, or other relevant metric.

ii) Exploration and evaluation assets

Exploration expenditures are the costs incurred in the initial search for mineral deposits with economic potential or in the process of obtaining more information about existing mineral deposits. Exploration expenditures typically include costs associated with prospecting, sampling, mapping, drilling and other work involved in searching for minerals.

Evaluation expenditures are the costs incurred to establish the technical and commercial viability of developing mineral deposits identified through exploration activities or by acquisition. Evaluation expenditures include the cost of:

• establishing the volume and grade of deposits through drilling of core samples, trenching and sampling activities in an ore body that is classified as either a mineral resource or a proven and probable reserve;

• determining the optimal methods of extraction and metallurgical and treatment processes;

• studies related to surveying, transportation, and infrastructure requirements;

• permitting activities; and

• economic evaluations to determine whether development of the mineralized material is commercially justified, including scoping, pre-feasibility and final feasibility studies.

Exploration and evaluation expenditures are expensed as incurred until such time the Company determines that sufficient evaluation has occurred in order to establish a National Instrument 43-101 compliant resource and on completion of a feasibility study and a receipt of mining permit. Thereafter, costs of the project are capitalized prospectively as exploration and evaluation asset. During the production phase, further mining expenditures, including exploration or development costs, incurred either to develop new ore bodies or to develop mine areas in advance of current production are capitalized to mineral properties.

Costs of acquiring exploration and evaluation assets are capitalized. No amortization is charged during this phase and the related assets are subsequently measured at cost less accumulated impairment.

Acquired or capitalized exploration and evaluation costs are classified as such until the project demonstrates technical feasibility and commercial viability, which generally coincides with the permits and approval of construction. Upon demonstrating technical feasibility and commercial viability, and subject to an impairment analysis, exploration and evaluation assets are transferred to asset under construction or property, plant and equipment depending on the nature of the asset within mineral properties, plant and equipment when expected to provide a benefit in excess of annual production.

iii) Mineral properties and mine development costs

The costs of acquiring, exploring and developing mineral properties or property rights, and increasing future output by providing access to additional sources of reserves or resources, are capitalized up to the time the asset is ready to use. Proceeds derived from mining activities and incidental proceeds from the sale of items prior to the assets being ready for use in the manner intended by management are recognized as revenues along with the related costs in the consolidated statements of loss and comprehensive loss.

Mineral properties are recorded at cost less accumulated depletion and impairment charges. The Company expenses exploration costs which are related to a specific project until technical feasibility and commercial viability of extracting a mineral resource are demonstrable. When assets are ready for use as intended by management, mineral properties and mine development costs are amortized on a unit-of-production basis using ounces over the estimated proven and probable reserves. Mine development costs associated with each distinct section of the mine are amortized over the reserves. Upon sale or abandonment of mineral properties, the cost and related accumulated depletion are written off and any gains or losses thereon are included in the consolidated statements of loss and comprehensive loss.

Stripping costs incurred to improve access to the identified component of ore, which are determined using strip ratio methodology, will be capitalized as a component of mineral properties. The deferred stripping will be depleted on a unit-of-production basis over the reserves that directly benefited from the stripping activity.

iv) Amortization of mineral properties, plant and equipment

The carrying amounts of mineral properties, plant and equipment are depreciated, depleted or amortized to their estimated residual value over the estimated economic life of the specific assets to which they relate, or using the straight-line method over their estimated useful lives or the units-of-production method using ounces over the estimated proven and probable reserves. Exploration and evaluation assets, and assets under construction, are not depreciated until they are ready for their intended use. The cost of office equipment, furniture and fixtures, and vehicles is amortized on a straight-line basis over the estimated useful life of the related asset. Repair and maintenance costs are expensed as incurred. However, expenditures on major maintenance rebuild or overhauls are capitalized when it is probable that the expenditures will extend the productive capacity or useful life of an asset.

Estimates of residual values, useful lives, and proven and probable reserves are reassessed at least annually, and any change in estimate is considered in the determination of remaining depreciation, depletion, or amortization charges. Depreciation, depletion or amortization commences on the date the asset is available for use as intended by management.

The estimated useful lives of property, plant and equipment with exception of land are as follows:

Assets	Depreciation method	Estimated life
Buildings and infrastructure	Straight-line	15-20 years
Mobile equipment	Straight-line	2-10 years
Machinery and equipment	Straight-line	5-10 years
Vehicles	Straight-line	3-7 years
Processing plant	Unit-of-Production	Life-of-mine
Office furniture and office equipment	Straight-line	2-8 years

Impairment of non-current assets [Policy Text Block]

g) Impairment of non-current assets

The carrying values of capitalized non-current assets are reviewed for impairment indicators at each reporting date, or when indicators of impairment are present. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment, if any. In the case of undeveloped projects, there may be only inferred resources to form a basis for the impairment review. The review is based on the Company's intentions for the development of such a project. If a project does not prove viable, all unrecoverable costs associated with the project are charged to the consolidated statements of loss and comprehensive loss.

Where the asset does not generate cash flows that are independent from other assets, the Company estimates the recoverable amount of the applicable cash-generating unit (“CGU” or “CGUs”) to which the asset belongs. The recoverable amount is determined as the higher of the fair value less cost of disposal (“FVLCD”) and the asset’s value in use. FVLCD is the amount that would be obtained from the sale of an asset or CGU in an arm’s length transaction between knowledgeable and willing parties, less the costs of disposal. For mineral assets, when a third party offer is not readily available, FVLCD is often estimated using a discounted cash flow model using a post-tax discount rate. For certain assets, while calculated FVLCD, the in-situ fair value per ounce is considered for gold equivalent reserves and resources not already considered in the discounted cash flow model. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate. Estimated future cash flows are calculated using estimated recoverable reserves or resources, metallurgical recovery estimates, estimated future commodity prices, future production volume, and the expected future operating, capital and reclamation costs. The discount rate applied to the estimated future cash flows reflects current market assessments of the time value of money and the risks specific to the asset. Determining the discount rate includes appropriate adjustments for the risk profile of the countries in which the individual CGUs operate. In-situ fair value per ounce is calculated based on sale transactions of comparable assets. If the carrying amount of an asset or CGU exceeds its recoverable amount, the carrying amount of the asset or CGU is reduced to its recoverable amount. An impairment loss is recognized as an expense in the consolidated statements of loss and comprehensive loss.

Non-financial assets that have been impaired are tested for possible reversal of the impairment whenever events or changes in circumstance indicate that the impairment may have reversed. Where an impairment charge subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but only so that the increased carrying amount does not exceed the carrying amount that would have been determined (net of depreciation, depletion, or amortization) had no impairment loss been recognized for the asset in prior years. A reversal of impairment is recognized as a gain in the consolidated statements of loss and comprehensive loss.

Convertible debt facility [Policy Text Block]

h) Convertible debt facility

Convertible instruments that consist of a loan (liability component) and an equity conversion option that allows the option holder to convert the loan into a fixed number ("fixed-for-fixed criteria") of borrower's shares (equity component) are classified as "compound instruments". Management determined that its convertible debt facility does not meet criteria for the compound instruments (no equity component is identified, as the fixed-for-fixed criteria was not met), hence it will be considered as a "hybrid instrument", which includes both a non-derivative host contract and one or more embedded derivatives.

The Company's convertible debt facility contains a financial liability (non-derivative host contract) and one or more embedded derivatives. The liability is initially recorded at residual value after first valuing the derivative component and is subsequently carried at amortized cost using the effective interest rate method; the liability is accreted to the face value over the term of the convertible debt. Accretion is expensed to the consolidated statement of operations and comprehensive loss.

The conversion feature within the convertible debt facility has been determined to be an embedded derivative that is not closely related to the liability host, and it is bifurcated and accounted for separately, by first valuing the derivative component. At each reporting period, the derivative is fair valued with changes in fair value recorded as a gain or loss in the consolidated statements of loss and comprehensive loss. The fair value of the derivative at the inception date and at each reporting period is calculated using the Finite Difference Method and Binominal Tree Method for the subsequent advance. The key assumptions used in the model are the Company’s share price, risk free rates, expected volatility, and credit spread. The expected volatility assumption is based on the historical volatility of the Company’s stock over a term equal to the remaining term of corresponding debt instrument. The credit spread assumption in the model is based on the Company’s cost of unsecured debt.

Fees paid to establish convertible debt facility (commitment, advisory, legal, technical, consulting, standby, and filling fees) are recognized as transaction costs. Management allocates transaction costs exclusively to the non-derivative financial liability host. Transaction costs solely related to the initial advance will be included in full in the host's initial measurement. Transaction costs related to the initial advance and the subsequent advances will be allocated on a pro-rata basis. Management determined that subsequent advances are probable, so transaction costs related to subsequent advance are deferred as an asset and will be deducted from the liability when subsequent advances are drawn. If management assess that subsequent advances are no longer probable, those transaction costs would be expensed on a straight-line basis over the remaining loan term.

Leases [Policy Text Block]

i) Leases

For contracts that contain a lease, the right-of-use asset and a corresponding liability are recognized at the date at which the leased asset is available for use by the Company. Each lease payment is allocated between the liability and finance expense. The finance expense is charged to the consolidated statements of loss and comprehensive loss over the lease period or capitalized as an asset under construction when they are considered applicable borrowing costs directly attributable to the construction of mineral properties, plant and equipment. The right-of-use asset is depreciated over the shorter of the asset's useful life or the life-of-mine (“LOM”), on a straight-line basis, subject to impairment testing under IAS 36 Impairment of assets.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

• fixed payments (including in-substance fixed payments), less any lease incentives receivable;

• variable lease payments that are based on an index or a rate;

• amounts expected to be payable by the lessee under residual value guarantees;

• the exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and

• payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the Company's incremental borrowing rate.

Right-of-use assets are measured at cost comprising the following:

• the amount of the initial measurement of lease liability;

• any lease payments made at or before the commencement date less any lease incentives received;

• any initial direct costs; and

• restoration costs.

The Company remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

• The lease term has changed or there is a significant event or change in circumstances resulting in a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate;

• The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using an unchanged discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used); or

• A lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured based on the lease term of the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification.

Short-term leases are leases with a lease term of 12 months or less and where no buy-out option exists. Payments associated with short-term leases and leases of low-value assets are either expensed on a straight-line basis in the consolidated statements of loss and comprehensive loss or capitalized as an asset under construction when they are considered applicable borrowing costs directly attributable to the construction of mineral properties, plant and equipment.

Certain leases contain variable payment terms. Non-principal components of variable lease payments are recognized in the consolidated statements of loss and comprehensive loss in the period in which the condition that triggers those payments occurs.

Reclamation and remediation obligation [Policy Text Block]

j) Reclamation and remediation obligation

Provision is made for closure, reclamation and environmental rehabilitation costs (which include the dismantling and demolition of infrastructure, removal of residual materials and remediation of disturbed areas) in the financial period when the related environmental disturbance occurs, based on the estimated future costs using information available at the date of the consolidated statements of financial position. At the time of establishing the provision, a corresponding asset is capitalized, where it gives rise to a future benefit, and depreciated over future production from the operations to which it relates. For properties where mining activities have ceased or are in reclamation, changes to the reclamation provision are charged directly to the consolidated statements of loss and comprehensive loss. The provision is discounted using a current market-based, risk-free discount rate and the accretion of the discount is included in finance expenses.

The provision is reviewed at each reporting date for changes to obligations, legislation or discount rates that impact estimated costs or lives of operations. The cost of the related asset is adjusted for changes in the provision resulting from changes in the estimated cash flows or discount rate and the adjusted cost of the asset is depreciated prospectively.

Revenue recognition [Policy Text Block]

k) Revenue recognition

Revenue is recognized to the extent that it is probable that economic benefits will flow to the Company and the revenue can be reliably measured. Revenue is measured at the fair value of the consideration received or receivable, excluding discounts, rebates, and sales taxes or duty. Revenue from the sale of refined gold and silver is recognized when control has transferred, which is generally considered to occur when title passes to the customer. Once the title has passed to the customer, the significant risks and rewards of ownership have been transferred, and the customer is able to direct the use of and obtain substantially all the remaining benefits from the refined gold and silver.

Income Taxes [Policy Text Block]

l)  Income taxes

Current tax for each taxable entity of the Company is based on the local taxable income at the local statutory tax rate enacted or substantively enacted at the reporting date and includes adjustments to tax payable or recoverable in respect of previous years.

Deferred tax is accounted for using the liability method, providing for the tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and their respective tax bases.

Deferred income tax assets and liabilities are recognized for all taxable temporary differences except where the deferred income tax asset and liability arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit or loss nor taxable profit or loss.

Deferred income tax assets also consist of carry-forward of unused tax assets and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry-forward of unused tax losses can be utilized. The carrying amount of deferred income tax assets are reviewed at each reporting date and deferred income tax assets where it is no longer probable that sufficient taxable profit is available to allow all or part of the asset to be utilized are not recognized.

Deferred tax is measured on an undiscounted basis using the tax rates that are expected to apply in the period when the liability is expected to be settled or the asset is expected to be realized, based on tax rates and tax laws enacted or substantively enacted at the date of the statement of financial position. Deferred tax assets and liabilities are offset when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis. Current and deferred taxes relating to items recognized directly in equity are recognized in equity and not in the consolidated statements of loss and comprehensive loss.

Mining taxes and royalties are treated and disclosed as current and deferred taxes if they have the characteristics of an income tax. This is the case when they are imposed under government authority and the amount payable is calculated by reference to revenue derived (net of any allowable deductions) after adjustment for items comprising temporary differences.

Financial Instruments [Policy Text Block]

m) Financial instruments

Financial instruments are recognized when the Company becomes party to a contractual obligation. At initial recognition, financial instruments are measured at fair value, net of the attributable transaction costs, except for financial assets and liabilities classified as fair value through profit and loss ("FVTPL"). The transaction costs attributable to assets and liabilities carried at FVTPL are expensed in the period in which they are incurred.

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership. Financial liabilities are derecognized when the Company's obligations are discharged, cancelled, or expire.

Financial assets

On initial recognition, a financial asset is classified as amortized cost, FVTPL or fair value through other comprehensive income ("FVOCI").

Financial assets are measured at amortized cost if they are held for the collection of contractual cash flows where those cash flows solely represent payments of principal and interest. The Company's intent is to hold these financial assets in order to collect contractual cash flows and the contractual terms give rise to cash flows on specified dates that are solely payments of principal and interest on the principal amount outstanding.

Financial assets are measured at FVOCI if they are held for the collection of contractual cash flows and for selling the financial assets, where the assets' cash flow represent solely payments of principal and interest. The Company initially recognizes these financial assets at their fair value with subsequent changes to fair values recognized in other comprehensive income ("OCI"). This classification includes certain equity instruments for which an entity is allowed to make an irrevocable election to classify the equity instruments, on an instrument-by-instrument basis, that would otherwise be measured at FVTPL to present subsequent changes in FVOCI.

Financial assets are measured at FVTPL if they do not qualify as financial asset at amortized cost, FVOCI or not designated in hedge relationships. The Company initially recognizes these financial assets at their fair value with subsequent change to fair values recognized in the consolidated statements of loss and comprehensive loss.

Financial Liabilities

Financial liabilities are measured at amortized cost unless they are measured at FVTPL. These liabilities were recorded using the effective interest rate method and are initially recorded at fair value, net of transaction costs incurred. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statements of loss and comprehensive loss over the period of the debt using the effective interest method.

Financial liabilities are measured at FVTPL if they are specific liabilities, including derivatives, which cannot be classified as financial liabilities at amortized cost or not designated in hedge relationships. The Company initially recognizes these financial liabilities at their fair value with subsequent changes to fair values recognized in the consolidated statements of loss and comprehensive loss.

The Company may hold derivative financial instruments to hedge market risk exposures. Unless the derivative instruments qualify for hedge accounting, and management undertakes appropriate steps to designate them as such, they are classified as financial assets and liabilities at FVTPL and record with realized and unrealized gains losses arising from changes in the fair value in the consolidated statements of loss and comprehensive loss.

Share capital [Policy Text Block]

n) Share capital

Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Company's common shares, share warrants, stock options, restricted share units ("RSU" or "RSUs"), and deferred share units ("DSU" or "DSUs") are classified as equity instruments.

If the Company issues units as part of financing, consisting of both common shares and common share purchase warrants, the residual value method is used to first allocate proceeds to the issued common shares based on the fair market value at the time the units are priced, any residual value is allocated to the issued warrants.

Stock-based compensation [Policy Text Block]

o) Stock-based compensation

The Company has an equity incentive plan, which includes stock options, RSUs and DSUs for employees, directors and consultants in exchange for the provision of services. These share-based awards are equity-settled awards and measured at fair value on the date of grant.

The fair value of stock options is determined using Black-Scholes option pricing model on the date of grant. RSUs and DSUs are recorded at fair value based on the market value of the grant. The fair value of all share-based compensation at grant date is recognized as compensation expense over the vesting period, with a corresponding credit to contribution surplus. When the share-based awards are exercise, the applicable amounts of contributed surplus are transferred to share capital. The amount recognized as an expense is reversed to reflect stock options, RSUs and DSUs forfeited, no expense will remain in the financial records in relation to the forfeited agreements.

Earnings (loss) per share [Policy Text Block]

p) Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the reporting period. Stock options and share purchase warrants are typically dilutive when the Company has net income for the period and the average market price of the common shares during the period exceeds the exercise price of the stock option and/or share purchase warrant.

The Company follows the treasury stock method for the calculation of diluted earnings per share. That method assumes that outstanding stock options and warrants with an average exercise price below the market price, are exercised and the assumed proceeds are used to repurchase common shares of the Company at the average market price of the common shares for the period. Under this method, diluted earnings per share are calculated by dividing net earnings for the period by the diluted weighted average shares outstanding during the period.